Income Taxes (Details) - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 04, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Deferred tax asset carryforwards amount									$ 2,900,000
Other deferred tax assets									188,000
Fixed assets for patents		$ 828,678				$ 828,678			748,857
Offsetting valuation allowance recognized amount								$ 2,700,000
Federal statutory rate								21.00%
Offset value									1,100,000
Valuation allowance								$ 877,210
Operating loss carryforward								6,680,106
Unrecognized tax benefits								207,022
Income tax expense
Effective tax rate		0.00%				0.00%
Percentage of bonus depreciation on qualified property	100.00%
Patents [Member]
Income Taxes [Line Items]
Fixed assets for patents								$ 862,014	$ 38,000
Offset [Member]
Income Taxes [Line Items]
Federal statutory rate									21.00%